PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2010
PROPERTY AND EQUIPMENT
NOTE 4 – PROPERTY AND EQUIPMENT

Property and Equipment consist of the following:

	December 31, 2010	December 31, 2009
Construction in progress	$911,087	$-
Land	109,108	109,108
Office equipment	63,367	60,341
Furniture and fixtures	44,805	42,676
	1,128,367	212,125
Accumulated depreciation	(69,299)	(44,130)
	$1,059,068	$167,995

Depreciation expense for the years ended December 31, 2010 and 2009 and for the period from inception to December 31, 2010 was $25,522, $23,373, and $69,656, respectively.

During the year ended December 31, 2010, the Company invested approximately $890,000 in construction activities at our Fulton Project, compared with $0 in 2009.

Purchase of Lancaster Land

On November 9, 2007, the Company purchased approximately 10 acres of land in Lancaster, California for approximately $109,000, including certain site surveying and other acquisition costs. The Company originally intended to use the land for the construction of their first cellulosic ethanol refinery plant. The Company is now considering using this land for a facility to produce products other than cellulosic ethanol, such as higher value chemicals that would yield fuel additives that that could improve the project economics for a smaller facility.